Share-based Awards - Assumptions used to Determine Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate			1.53%
Risk-free interest rate, minimum	1.22%	0.33%
Risk-free interest rate, maximum	1.52%	0.88%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility			36.88%
Expected volatility, minimum	35.01%	37.94%
Expected volatility, maximum	36.00%	40.07%
Grant date fair value			$ 3.48
Grant date fair value, minimum	$ 0.06	$ 0.98
Grant date fair value, maximum	$ 0.65	$ 1.93